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Stradley Ronon Stevens & Young, LLP
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Philadelphia, PA 19103-7098
215.564.8000

Rule 497(j) of the 1933 Act
SEC File Nos. 333-65225
811-09035

Direct Dial: (215) 564-8711

November 2, 2009

FILED VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

                Re:       The Barrett Funds (the “Fund”)
                            SEC File Nos. 333-65225, 811-09035
                            Rule 497(j) filing

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 12/13 (the “Post Effective Amendment”) to the Registration Statement of the Fund. The Post Effective Amendment was filed with the Securities and Exchange Commission electronically on October 28, 2009.

     Please direct any questions or comments relating to this certification to me at the above phone number.

                                                                                                          Very truly yours,

                                                                                                          /s/ Amy C. Fitzsimmons
                                                                                                          Amy C. Fitzsimmons